Inventories and current intangible assets - Schedule of inventories and current intangible assets (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Fuel stocks	£ 188	£ 280
Raw materials and consumables	542	460
Current intangible assets – emission allowances	98	136
Inventories and current intangible assets	£ 828	£ 876